Schedule of Investments(a)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.31%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$470,000	$476,738
Lamar Media Corp.,
4.00%, 02/15/2030	221,000	205,154
3.63%, 01/15/2031	88,000	78,760
		760,652
Aerospace & Defense–0.61%
Boeing Co. (The),
2.75%, 02/01/2026	340,000	320,529
2.20%, 02/04/2026	430,000	394,226
Lockheed Martin Corp.,
3.90%, 06/15/2032	183,000	184,179
4.15%, 06/15/2053	127,000	125,246
4.30%, 06/15/2062	148,000	146,998
TransDigm, Inc., 6.38%, 06/15/2026	48,000	47,724
		1,218,902
Agricultural Products–0.01%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	15,000	13,028
Airlines–2.37%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA, 3.35%, 10/15/2029	27,423	25,691
Series 2021-1, Class B, 3.95%, 07/11/2030	228,000	201,415
Series 2021-1, Class A, 2.88%, 07/11/2034	295,000	260,284
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	170,000	168,351
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	495,932	450,749
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	152,882	134,049
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	285,837	256,964
Delta Air Lines, Inc., 7.38%, 01/15/2026	60,000	64,573
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	339,479	338,870
4.75%, 10/20/2028(b)	572,942	572,586
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$248,990	$249,494
Series 2016-1, Class B, 3.65%, 01/07/2026	261,648	243,795
Series 2020-1, Class A, 5.88%, 10/15/2027	490,321	499,542
Series 2018-1, Class AA, 3.50%, 03/01/2030	468,650	431,268
Series 2019-1, Class A, 4.55%, 08/25/2031	246,329	234,311
Series 2019-1, Class AA, 4.15%, 08/25/2031	438,779	420,489
United Airlines, Inc.,
4.38%, 04/15/2026(b)	62,000	59,927
4.63%, 04/15/2029(b)	97,000	91,132
		4,703,490
Alternative Carriers–0.03%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	77,000	66,365
Apparel Retail–0.05%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	143,000	105,129
Apparel, Accessories & Luxury Goods–0.13%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	109,000	92,956
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	84,000	79,235
5.88%, 03/15/2030(b)	42,000	38,402
6.13%, 03/15/2032(b)	7,000	6,295
4.50%, 12/15/2034	46,000	34,411
		251,299
Application Software–0.57%
salesforce.com, inc.,
2.90%, 07/15/2051	484,000	382,061
3.05%, 07/15/2061	294,000	226,073
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	167,000	167,333
Workday, Inc.,
3.70%, 04/01/2029	35,000	33,637
3.80%, 04/01/2032	351,000	330,408
		1,139,512
Asset Management & Custody Banks–1.87%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	940,000	954,818
Ameriprise Financial, Inc.,
3.00%, 04/02/2025	321,000	318,261
4.50%, 05/13/2032	135,000	136,819
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	45,885
Ares Capital Corp.,
2.88%, 06/15/2028	35,000	29,638
3.20%, 11/15/2031	40,000	31,169

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	$433,000	$377,580
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	597,000	543,446
2.13%, 02/15/2027(b)	330,000	283,794
2.85%, 09/30/2028(b)	181,000	151,268
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	40,360
CI Financial Corp. (Canada), 3.20%, 12/17/2030	392,000	324,113
FS KKR Capital Corp., 1.65%, 10/12/2024	198,000	183,908
Hercules Capital, Inc., 2.63%, 09/16/2026	35,000	31,402
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(b)	187,000	189,250
State Street Corp., 4.42%, 05/13/2033(c)	68,000	69,228
		3,710,939
Auto Parts & Equipment–0.35%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	310,000	281,911
5.38%, 03/01/2029(b)	119,000	109,110
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	30,000	29,952
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	196,767
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	85,000	76,859
		694,599
Automobile Manufacturers–1.72%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	176,000	150,963
BMW US Capital LLC (Germany), 3.70%, 04/01/2032(b)	164,000	157,908
Ford Motor Co.,
4.35%, 12/08/2026	105,000	102,524
3.25%, 02/12/2032	89,000	75,374
4.75%, 01/15/2043	71,000	58,774
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	206,000	199,627
2.70%, 08/10/2026	232,000	209,869
Hyundai Capital America,
4.30%, 02/01/2024(b)	1,583,000	1,599,470
2.00%, 06/15/2028(b)	333,000	286,435
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	72,000	71,460
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	334,000	291,761
Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)	213,000	212,849
		3,417,014
Automotive Retail–0.64%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	23,000	21,719
4.63%, 11/15/2029(b)	111,000	102,642
5.00%, 02/15/2032(b)	133,000	120,697
	Principal Amount	Value
Automotive Retail–(continued)
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$177,000	$161,666
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	361,000	333,906
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	314,000	279,614
4.88%, 11/15/2031(b)	281,000	243,767
		1,264,011
Biotechnology–0.18%
CSL Finance PLC (Australia),
4.05%, 04/27/2029(b)	75,000	75,189
4.25%, 04/27/2032(b)	101,000	100,909
4.63%, 04/27/2042(b)	75,000	73,900
4.75%, 04/27/2052(b)	115,000	114,288
		364,286
Brewers–0.08%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	215,000	165,628
Building Products–0.05%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	131,000	108,204
Cable & Satellite–2.02%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	31,000	30,076
4.75%, 03/01/2030(b)	102,000	94,241
4.50%, 08/15/2030(b)	124,000	112,150
4.50%, 05/01/2032	221,000	194,734
4.50%, 06/01/2033(b)	131,000	112,906
4.25%, 01/15/2034(b)	27,000	22,408
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	39,629
3.50%, 06/01/2041	288,000	216,482
3.50%, 03/01/2042	314,000	234,885
5.75%, 04/01/2048	279,000	271,322
3.90%, 06/01/2052	302,000	225,917
3.85%, 04/01/2061	394,000	279,720
4.40%, 12/01/2061	151,000	117,400
Comcast Corp.,
2.80%, 01/15/2051	248,000	188,399
2.89%, 11/01/2051(b)	967,000	735,660
Cox Communications, Inc., 1.80%, 10/01/2030(b)	40,000	32,661
CSC Holdings LLC,
5.25%, 06/01/2024	94,000	93,016
5.75%, 01/15/2030(b)	200,000	167,520
DISH DBS Corp., 7.75%, 07/01/2026	22,000	18,848
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	134,000	122,275
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	38,000	35,651
4.00%, 07/15/2028(b)	70,000	65,018
4.13%, 07/01/2030(b)	175,000	157,980
3.88%, 09/01/2031(b)	297,000	261,589
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	$200,000	$181,294
		4,011,781
Casinos & Gaming–0.30%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	121,000	112,832
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	178,000	174,832
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	87,000	77,494
MGM Resorts International, 6.00%, 03/15/2023	67,000	67,752
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	86,000	79,658
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	89,000	79,162
		591,730
Commodity Chemicals–0.11%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	251,000	223,863
Computer & Electronics Retail–0.65%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	734,000	775,882
8.35%, 07/15/2046	8,000	10,566
3.45%, 12/15/2051(b)	185,000	134,420
Leidos, Inc., 2.30%, 02/15/2031	456,000	378,915
		1,299,783
Construction & Engineering–0.10%
AECOM, 5.13%, 03/15/2027	24,000	24,029
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	88,000	82,883
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	90,000	86,513
		193,425
Construction Materials–0.19%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	381,027
Consumer Finance–0.79%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	35,097
4.63%, 03/30/2025	223,000	227,007
2.20%, 11/02/2028	24,000	20,410
American Express Co.,
2.55%, 03/04/2027	220,000	209,387
4.99%, 05/26/2033(c)	225,000	233,673
Capital One Financial Corp., 5.27%, 05/10/2033(c)	45,000	46,146
FirstCash, Inc., 5.63%, 01/01/2030(b)	88,000	84,066
Navient Corp.,
7.25%, 09/25/2023	110,000	112,727
5.00%, 03/15/2027	82,000	75,617
5.63%, 08/01/2033	28,000	22,065
	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$50,000	$50,877
7.13%, 03/15/2026	153,000	156,940
3.88%, 09/15/2028	239,000	206,959
5.38%, 11/15/2029	90,000	83,384
		1,564,355
Copper–0.21%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	25,000	24,202
PT Freeport Indonesia (Indonesia),
5.32%, 04/14/2032(b)	200,000	195,360
6.20%, 04/14/2052(b)	200,000	190,378
		409,940
Data Processing & Outsourced Services–0.37%
Block, Inc., 3.50%, 06/01/2031(b)	196,000	168,374
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	198,000	179,868
4.88%, 07/01/2029(b)	89,000	79,853
PayPal Holdings, Inc., 5.05%, 06/01/2052	298,000	307,187
		735,282
Distributors–0.11%
Genuine Parts Co., 2.75%, 02/01/2032	246,000	211,492
Diversified Banks–11.46%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,064,048
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	192,399
3.80%, 05/17/2031(b)	200,000	176,550
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(c)(d)	765,000	794,326
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	263,000	246,912
Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(c)(d)	200,000	176,000
6.63%(b)(c)(d)	200,000	174,300
Bank of America Corp.,
4.38%, 04/27/2028(c)	403,000	406,248
2.57%, 10/20/2032(c)	235,000	201,749
2.97%, 02/04/2033(c)	227,000	201,617
4.57%, 04/27/2033(c)	336,000	339,713
2.48%, 09/21/2036(c)	384,000	311,266
3.85%, 03/08/2037(c)	65,000	58,909
7.75%, 05/14/2038	765,000	992,923
2.68%, 06/19/2041(c)	75,000	57,939
Series AA, 6.10%(c)(d)	1,249,000	1,255,191
Series DD, 6.30%(c)(d)	356,000	364,553
Series RR, 4.38%(c)(d)	521,000	459,748
Series TT, 6.13%(c)(d)	670,000	679,212
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	558,548
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(c)	500,000	472,058
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	385,000	387,089
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
BNP Paribas S.A. (France), 4.63%(b)(c)(d)	$380,000	$342,714
BPCE S.A. (France), 2.28%, 01/20/2032(b)(c)	260,000	213,609
Citigroup, Inc.,
5.50%, 09/13/2025	989,000	1,035,628
4.66%, 05/24/2028(c)	205,000	209,174
2.57%, 06/03/2031(c)	60,000	52,190
2.56%, 05/01/2032(c)	331,000	283,693
2.52%, 11/03/2032(c)	157,000	132,967
3.06%, 01/25/2033(c)	128,000	113,226
3.79%, 03/17/2033(c)	399,000	375,456
4.91%, 05/24/2033(c)	233,000	239,478
2.90%, 11/03/2042(c)	235,000	182,524
4.65%, 07/23/2048	220,000	220,037
Series A, 5.95%(c)(d)	108,000	107,658
Series V, 4.70%(c)(d)	260,000	232,276
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)	250,000	242,751
3.76%, 04/06/2033(b)(c)	250,000	234,025
Credit Agricole S.A. (France), 4.75%(b)(c)(d)	390,000	334,366
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(b)	325,000	323,752
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	845,000	809,087
JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)	396,000	399,713
2.58%, 04/22/2032(c)	353,000	308,209
4.59%, 04/26/2033(c)	240,000	246,751
Series W, 2.41%(3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	721,000	560,722
Series V, 4.29%(3 mo. USD LIBOR + 3.32%)(d)(e)	447,000	433,169
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	214,000	175,478
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	263,000	225,369
Nordea Bank Abp (Finland), 6.63%(b)(c)(d)	208,000	209,633
Standard Chartered PLC (United Kingdom),
3.27%, 02/18/2036(b)(c)	471,000	397,176
4.30%(b)(c)(d)	393,000	319,424
7.75%(b)(c)(d)	459,000	470,685
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	50,000	41,302
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	206,000	185,527
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(b)	310,000	264,492
U.S. Bancorp,
2.49%, 11/03/2036(c)	487,000	407,636
3.70%(c)(d)	310,000	257,873
Wells Fargo & Co.,
5.38%, 11/02/2043	1,555,000	1,638,577
4.75%, 12/07/2046	305,000	297,690
4.61%, 04/25/2053(c)	297,000	292,663
Series BB, 3.90%(c)(d)	250,000	230,273
	Principal Amount	Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	$147,000	$111,874
		22,730,145
Diversified Capital Markets–1.74%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	259,659
4.50%(b)(c)(d)	468,000	369,232
5.10%(b)(c)(d)	478,000	404,355
5.25%(b)(c)(d)	448,000	386,818
7.13%(b)(c)(d)	426,000	422,672
7.50%(b)(c)(d)	592,000	586,270
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	505,157
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(c)	296,000	300,241
4.38%(b)(c)(d)	258,000	209,741
		3,444,145
Diversified Metals & Mining–0.96%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	188,000	167,834
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	86,000	77,230
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	297,000	227,333
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	202,000	194,023
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	445,000	490,637
6.25%, 07/15/2041	691,000	747,285
		1,904,342
Diversified REITs–1.82%
CubeSmart L.P., 2.50%, 02/15/2032	161,000	134,880
iStar, Inc.,
4.75%, 10/01/2024	139,000	138,673
5.50%, 02/15/2026	32,000	32,210
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	281,541
5.25%, 01/30/2026(b)	764,000	745,099
4.87%, 01/15/2030(b)	360,000	327,780
6.39%, 01/15/2050(b)	1,180,000	1,034,659
VICI Properties L.P.,
4.75%, 02/15/2028	269,000	266,426
4.95%, 02/15/2030	269,000	264,754
5.13%, 05/15/2032	195,000	193,603
5.63%, 05/15/2052	201,000	197,098
		3,616,723
Drug Retail–0.92%
CVS Pass-Through Trust,
6.04%, 12/10/2028	627,961	660,729
5.77%, 01/10/2033(b)	1,078,176	1,168,011
		1,828,740
Education Services–0.26%
Grand Canyon University, 3.25%, 10/01/2023	520,000	522,600
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Electric Utilities–2.62%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	$200,458	$152,959
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	772,000	664,789
Duke Energy Corp., 3.25%, 01/15/2082(c)	199,000	160,971
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	218,000	176,986
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	1,703,938
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	305,000	222,838
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	201,000	171,371
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	297,150
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	386,000	356,502
4.46% (3 mo. USD LIBOR + 3.63%), 03/15/2057(e)	633,000	619,729
Series 21-A, 3.75%, 09/15/2051(c)	188,000	168,178
Virginia Electric & Power Co., Series B, 3.75%, 05/15/2027	176,000	177,440
Virginia Electric and Power Co., Series C, 4.63%, 05/15/2052	93,000	96,369
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)	50,000	49,729
5.63%, 02/15/2027(b)	29,000	29,053
5.00%, 07/31/2027(b)	55,000	53,876
4.38%, 05/01/2029(b)	96,000	89,671
		5,191,549
Electrical Components & Equipment–0.35%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	333,000	272,762
EnerSys,
5.00%, 04/30/2023(b)	76,000	76,250
4.38%, 12/15/2027(b)	98,000	89,206
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	259,000	260,233
		698,451
Electronic Components–1.34%
Corning, Inc., 5.45%, 11/15/2079	2,578,000	2,571,203
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	91,000	81,576
		2,652,779
Electronic Equipment & Instruments–0.12%
Vontier Corp.,
2.40%, 04/01/2028	40,000	34,403
2.95%, 04/01/2031	247,000	208,699
		243,102
Electronic Manufacturing Services–0.02%
Jabil, Inc., 3.00%, 01/15/2031	40,000	34,714
Environmental & Facilities Services–0.10%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	232,000	204,508
	Principal Amount	Value
Fertilizers & Agricultural Chemicals–0.08%
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	$200,000	$149,468
Financial Exchanges & Data–1.45%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	434,000	378,123
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	4,000	2,932
FactSet Research Systems, Inc., 3.45%, 03/01/2032	215,000	194,220
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	293,000	295,188
4.35%, 06/15/2029	226,000	228,054
4.60%, 03/15/2033	197,000	201,929
4.95%, 06/15/2052	270,000	279,697
5.20%, 06/15/2062	205,000	208,309
Moody’s Corp.,
2.75%, 08/19/2041	284,000	216,668
5.25%, 07/15/2044	345,000	360,629
3.75%, 02/25/2052	192,000	163,917
3.10%, 11/29/2061	481,000	350,405
		2,880,071
Food Distributors–0.14%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	86,000	81,117
3.88%, 11/15/2029(b)	210,000	187,367
		268,484
Food Retail–0.25%
Alimentation Couche-Tard, Inc. (Canada), 3.63%, 05/13/2051(b)	346,000	260,915
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	230,439
		491,354
Health Care Equipment–0.01%
CHS/Community Health Systems, Inc., 4.75%, 02/15/2031(b)	21,000	16,980
Health Care Facilities–0.63%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	79,130
HCA, Inc.,
5.00%, 03/15/2024	618,000	634,159
5.38%, 02/01/2025	64,000	66,240
5.25%, 04/15/2025	30,000	31,142
5.88%, 02/15/2026	71,000	74,639
5.38%, 09/01/2026	18,000	18,766
3.50%, 09/01/2030	196,000	179,039
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	174,000	173,831
		1,256,946
Health Care REITs–0.42%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	89,000	81,215
Diversified Healthcare Trust,
4.75%, 05/01/2024	43,000	40,658
9.75%, 06/15/2025	81,000	85,144
4.38%, 03/01/2031	45,000	35,393
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Health Care REITs–(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	$196,000	$185,413
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	410,000	325,930
Welltower, Inc., 3.85%, 06/15/2032	92,000	87,412
		841,165
Health Care Services–0.50%
Cigna Corp., 4.80%, 08/15/2038	30,000	30,427
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	258,000	233,321
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	84,000	80,798
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	125,000	105,220
Series 2042, 2.72%, 01/01/2042	121,000	91,520
2.86%, 01/01/2052	138,000	101,058
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	367,000	259,961
Select Medical Corp., 6.25%, 08/15/2026(b)	85,000	84,897
		987,202
Health Care Supplies–0.01%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(b)	27,000	24,409
Homebuilding–0.64%
Lennar Corp., 4.75%, 11/15/2022	31,000	31,178
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	676,000	602,122
6.00%, 01/15/2043	472,000	429,055
3.97%, 08/06/2061	128,000	80,057
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	127,000	127,461
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	10,000	10,076
		1,279,949
Hotel & Resort REITs–0.04%
Service Properties Trust, 4.38%, 02/15/2030	108,000	79,628
Hotels, Resorts & Cruise Lines–0.18%
Carnival Corp.,
10.50%, 02/01/2026(b)	76,000	81,947
5.75%, 03/01/2027(b)	25,000	22,224
Expedia Group, Inc., 4.63%, 08/01/2027	252,000	251,972
		356,143
Household Products–0.04%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	98,000	83,046
Independent Power Producers & Energy Traders–0.64%
AES Corp. (The),
1.38%, 01/15/2026	228,000	206,201
2.45%, 01/15/2031	250,000	208,312
Calpine Corp., 3.75%, 03/01/2031(b)	360,000	317,736
	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	$97,000	$92,759
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	376,000	264,268
Vistra Corp., 7.00%(b)(c)(d)	180,000	172,932
		1,262,208
Industrial Conglomerates–0.28%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	234,000	211,714
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	341,000	336,746
		548,460
Industrial Machinery–0.34%
EnPro Industries, Inc., 5.75%, 10/15/2026	167,000	167,372
Flowserve Corp., 2.80%, 01/15/2032	235,000	192,470
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	87,000	78,520
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	11,000	9,790
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	246,000	222,004
		670,156
Industrial REITs–0.08%
LXP Industrial Trust, 2.38%, 10/01/2031	188,000	152,046
Insurance Brokers–0.10%
Willis North America, Inc., 4.65%, 06/15/2027	201,000	202,728
Integrated Oil & Gas–1.84%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	394,000	326,951
2.94%, 06/04/2051	216,000	163,908
3.00%, 03/17/2052	359,000	276,196
BP Capital Markets PLC (United Kingdom),
4.38%(c)(d)	383,000	374,045
4.88%(c)(d)	121,000	113,524
Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(b)	314,000	175,840
Occidental Petroleum Corp.,
8.50%, 07/15/2027	15,000	17,433
6.13%, 01/01/2031	193,000	209,646
6.20%, 03/15/2040	39,000	41,243
Petroleos Mexicanos (Mexico), 6.70%, 02/16/2032	263,000	227,686
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	291,000	254,962
3.40%, 04/28/2061(b)	550,000	435,573
Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	273,000	225,210
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	346,000	328,987
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	$224,000	$182,133
3.00%, 11/26/2051	382,000	302,228
		3,655,565
Integrated Telecommunication Services–3.75%
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	174,960
5.50%, 10/15/2029(b)	55,000	47,815
AT&T, Inc.,
3.50%, 09/15/2053	1,040,000	840,051
3.55%, 09/15/2055	3,455,000	2,772,396
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	434,201
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	206,000	188,984
6.25%, 11/29/2028(b)	200,000	182,850
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	250,000	242,812
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	220,000	188,031
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	946,000	1,112,923
Verizon Communications, Inc.,
1.75%, 01/20/2031	25,000	20,741
2.55%, 03/21/2031	175,000	155,103
2.65%, 11/20/2040	206,000	159,344
3.40%, 03/22/2041	174,000	150,520
2.88%, 11/20/2050	191,000	143,481
3.00%, 11/20/2060	562,000	409,811
3.70%, 03/22/2061	249,000	207,455
		7,431,478
Interactive Home Entertainment–0.82%
Electronic Arts, Inc., 2.95%, 02/15/2051	380,000	292,210
ROBLOX Corp., 3.88%, 05/01/2030(b)	441,000	392,031
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	222,000	213,341
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	585,000	539,022
3.00%, 02/15/2031(b)	213,000	182,861
		1,619,465
Interactive Media & Services–0.89%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	206,383
1.72%, 04/09/2026	210,000	193,414
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	133,000	124,187
3.63%, 10/01/2031(b)	5,000	4,261
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	86,000	78,042
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	200,000	185,245
3.60%, 01/19/2028(b)	620,000	593,973
3.93%, 01/19/2038(b)	448,000	385,263
		1,770,768
	Principal Amount	Value
Internet & Direct Marketing Retail–0.39%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	$336,000	$234,630
Meituan (China), 2.13%, 10/28/2025(b)	400,000	360,597
Prosus N.V. (China), 3.26%, 01/19/2027(b)	200,000	178,416
		773,643
Internet Services & Infrastructure–0.43%
Twilio, Inc.,
3.63%, 03/15/2029	277,000	254,147
3.88%, 03/15/2031	198,000	180,159
VeriSign, Inc., 2.70%, 06/15/2031	223,000	186,459
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	255,000	223,151
		843,916
Investment Banking & Brokerage–3.40%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	20,000	16,586
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	22,000	19,132
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	459,000	459,748
Charles Schwab Corp. (The),
1.84% (SOFR + 1.05%), 03/03/2027(e)	335,000	332,027
2.90%, 03/03/2032	204,000	184,491
5.00%(c)(d)	200,000	187,550
Series E, 4.90%(3 mo. USD LIBOR + 3.32%)(d)(e)	704,000	691,606
Goldman Sachs Group, Inc. (The),
1.25% (SOFR + 0.81%), 03/09/2027(e)	773,000	751,795
1.62% (SOFR + 0.92%), 10/21/2027(e)	145,000	141,571
1.91% (SOFR + 1.12%), 02/24/2028(e)	132,000	129,738
3.62%, 03/15/2028(c)	438,000	427,308
2.65%, 10/21/2032(c)	281,000	241,111
3.10%, 02/24/2033(c)	156,000	138,744
6.75%, 10/01/2037	255,000	298,630
3.44%, 02/24/2043(c)	187,000	157,865
4.80%, 07/08/2044	858,000	859,306
Series T, 3.80%(c)(d)	15,000	12,717
Series V, 4.13%(c)(d)	194,000	169,992
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	637,000	529,230
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	30,000	28,211
Morgan Stanley,
3.62%, 04/01/2031(c)	306,000	291,782
2.51%, 10/20/2032(c)	175,000	150,530
2.94%, 01/21/2033(c)	181,000	161,305
5.30%, 04/20/2037(c)	213,000	215,051
Raymond James Financial, Inc., 3.75%, 04/01/2051	172,000	149,032
		6,745,058
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
IT Consulting & Other Services–0.26%
DXC Technology Co., 2.38%, 09/15/2028	$398,000	$350,596
Gartner, Inc.,
4.50%, 07/01/2028(b)	124,000	120,742
3.63%, 06/15/2029(b)	42,000	38,433
		509,771
Life & Health Insurance–3.90%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	254,000	257,974
Athene Global Funding,
2.50%, 01/14/2025(b)	320,000	307,407
1.45%, 01/08/2026(b)	204,000	184,824
3.21%, 03/08/2027(b)	395,000	370,390
Athene Holding Ltd.,
4.13%, 01/12/2028	786,000	761,330
6.15%, 04/03/2030	346,000	366,161
3.45%, 05/15/2052	296,000	215,646
Brighthouse Financial, Inc.,
4.70%, 06/22/2047	254,000	214,080
3.85%, 12/22/2051	316,000	229,704
Corebridge Financial, Inc.,
3.90%, 04/05/2032(b)	192,000	182,620
4.35%, 04/05/2042(b)	93,000	84,597
4.40%, 04/05/2052(b)	133,000	119,301
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,009,606
F&G Global Funding, 2.00%, 09/20/2028(b)	350,000	303,027
GA Global Funding Trust, 2.90%, 01/06/2032(b)	371,000	319,475
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	1,039,000	912,645
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	306,000	267,216
Pacific Life Global Funding II,
1.38% (SOFR + 0.80%), 03/30/2025(b)(e)	458,000	456,282
1.02% (SOFR + 0.62%), 06/04/2026(b)(e)	246,000	240,803
Prudential Financial, Inc., 3.91%, 12/07/2047	447,000	400,022
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	565,000	534,969
		7,738,079
Managed Health Care–0.68%
Centene Corp.,
4.25%, 12/15/2027	93,000	92,676
4.63%, 12/15/2029	88,000	86,854
3.38%, 02/15/2030	154,000	141,540
2.50%, 03/01/2031	401,000	342,490
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	280,000	223,682
3.00%, 06/01/2051	295,000	229,324
UnitedHealth Group, Inc., 3.70%, 05/15/2027	227,000	229,573
		1,346,139
Metal & Glass Containers–0.04%
Ball Corp., 5.25%, 07/01/2025	70,000	71,489
	Principal Amount	Value
Movies & Entertainment–0.27%
Magallanes, Inc., 4.28%, 03/15/2032(b)	$25,000	$23,390
Netflix, Inc.,
5.88%, 11/15/2028	93,000	96,551
5.38%, 11/15/2029(b)	26,000	26,229
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	193,486
2.00%, 09/03/2030	235,000	186,524
		526,180
Multi-line Insurance–0.49%
Allianz SE (Germany), 3.20%(b)(c)(d)	203,000	161,743
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	804,051
		965,794
Multi-Utilities–0.29%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	659,000	581,544
Office REITs–0.70%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	463,000	465,218
2.95%, 03/15/2034	151,000	132,148
Highwoods Realty L.P., 2.60%, 02/01/2031	86,000	73,288
Office Properties Income Trust,
4.50%, 02/01/2025	461,000	452,478
2.65%, 06/15/2026	66,000	58,435
2.40%, 02/01/2027	252,000	216,426
		1,397,993
Oil & Gas Drilling–0.28%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	87,000	84,583
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	85,000	85,888
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	70,000	65,712
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	17,000	17,027
6.88%, 01/15/2029(b)	67,000	64,778
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	37,000	35,111
4.80%, 05/15/2030(b)	70,000	61,560
6.88%, 04/15/2040(b)	57,000	51,054
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(g)	31,000	31,135
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(g)	57,000	57,248
		554,096
Oil & Gas Equipment & Services–0.16%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	256,000	234,675
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	79,143
		313,818
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–1.51%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	$176,000	$179,924
Apache Corp., 7.75%, 12/15/2029	208,000	233,478
Callon Petroleum Co., 8.00%, 08/01/2028(b)	84,000	86,691
Cameron LNG LLC,
3.30%, 01/15/2035(b)	405,000	362,662
3.40%, 01/15/2038(b)	463,000	407,488
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	139,000	141,525
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	285,375	250,668
2.94%, 09/30/2040(b)	431,366	365,953
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	415,000	119,312
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	31,000	31,302
6.00%, 04/15/2030(b)	141,000	137,381
6.25%, 04/15/2032(b)	141,000	137,710
Lundin Energy Finance B.V. (Netherlands), 3.10%, 07/15/2031(b)	228,000	201,022
Murphy Oil Corp.,
6.38%, 07/15/2028	152,000	156,256
6.13%, 12/01/2042	30,000	26,072
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	53,000	55,781
SM Energy Co., 10.00%, 01/15/2025(b)	86,000	92,854
		2,986,079
Oil & Gas Refining & Marketing–0.06%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	124,000	112,146
Oil & Gas Storage & Transportation–3.45%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	104,000	92,124
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	244,000	200,694
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	171,000	175,590
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	118,000	146,037
Enbridge, Inc. (Canada),
1.42% (SOFR + 0.63%), 02/16/2024(e)	58,000	57,763
3.40%, 08/01/2051	140,000	110,756
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	87,568
5.00%, 05/15/2050	265,000	239,129
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	82,000	97,631
4.88%, 08/16/2077(c)	470,000	394,722
4.80%, 02/01/2049	252,000	242,152
4.20%, 01/31/2050	307,000	271,560
3.70%, 01/31/2051	172,000	141,344
3.30%, 02/15/2053	198,000	150,693
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	$28,000	$28,000
6.50%, 07/01/2027(b)	84,000	84,105
7.50%, 06/01/2030(b)	54,000	54,000
4.75%, 01/15/2031(b)	48,000	41,733
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	39,034
8.00%, 01/15/2027	92,000	90,905
7.75%, 02/01/2028	52,000	50,196
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	126,757
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	84,000	84,056
Kinder Morgan, Inc., 7.80%, 08/01/2031	214,000	258,523
MPLX L.P.,
4.80%, 02/15/2029	270,000	274,019
4.70%, 04/15/2048	308,000	275,469
5.50%, 02/15/2049	426,000	425,745
4.95%, 03/14/2052	532,000	491,079
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	60,000	48,713
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	184,000	141,282
ONEOK Partners L.P., 6.85%, 10/15/2037	301,000	325,056
ONEOK, Inc., 6.35%, 01/15/2031	476,000	519,079
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	36,000	28,480
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	37,046
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	86,152
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	33,000	32,398
5.50%, 03/01/2030	11,000	10,980
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	283,000	257,261
Williams Cos., Inc. (The),
4.55%, 06/24/2024	67,000	68,143
2.60%, 03/15/2031	452,000	392,228
3.50%, 10/15/2051	207,000	159,986
		6,838,188
Other Diversified Financial Services–3.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	323,000	324,238
3.40%, 10/29/2033	346,000	285,505
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	259,000	231,608
4.25%, 04/15/2026(b)	173,000	165,716
2.75%, 02/21/2028(b)	235,000	203,212
Blackstone Holdings Finance Co. LLC,
2.55%, 03/30/2032(b)	148,000	127,114
2.80%, 09/30/2050(b)	199,000	140,482
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	$84,000	$78,616
2.35%, 11/22/2024(b)	243,000	228,037
2.63%, 12/15/2026(b)	574,000	499,129
3.25%, 03/15/2027(b)	299,000	264,738
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	334,000	266,265
Finsbury Castle DAC (Ireland), 5.02%, 06/14/2022(f)(h)	1,600,000	1,600,000
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	181,000	169,638
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	192,000	151,644
Owl Rock Core Income Corp., 4.70%, 02/08/2027(b)	236,000	221,878
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	1,000,000	867,417
3.25%, 10/01/2031(b)	1,000,000	833,587
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	107,000	99,451
		6,758,275
Packaged Foods & Meats–0.58%
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)	272,000	230,804
JDE Peet’s N.V. (Netherlands), 2.25%, 09/24/2031(b)	159,000	127,403
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	943,000	798,250
		1,156,457
Paper Packaging–0.20%
Berry Global, Inc., 1.65%, 01/15/2027	192,000	171,874
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	87,000	86,072
Sealed Air Corp., 1.57%, 10/15/2026(b)	153,000	137,086
		395,032
Paper Products–0.13%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	121,000	104,940
3.13%, 01/15/2032	181,000	151,815
		256,755
Pharmaceuticals–0.19%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(b)	49,000	42,182
5.25%, 02/15/2031(b)	117,000	68,804
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	219,000	169,448
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	133,000	104,305
		384,739
Property & Casualty Insurance–0.52%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	366,000	365,570
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	308,000	254,636
3.20%, 09/17/2051	72,000	48,466
	Principal Amount	Value
Property & Casualty Insurance–(continued)
Progressive Corp. (The),
3.00%, 03/15/2032	$68,000	$62,855
3.70%, 03/15/2052	95,000	83,742
Stewart Information Services Corp., 3.60%, 11/15/2031	261,000	223,387
		1,038,656
Railroads–0.27%
Burlington Northern Santa Fe LLC, 4.45%, 01/15/2053	190,000	188,949
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	240,000	173,326
Norfolk Southern Corp., 3.40%, 11/01/2049	167,000	137,319
Union Pacific Corp., 2.80%, 02/14/2032	31,000	28,313
		527,907
Real Estate Development–0.66%
Agile Group Holdings Ltd. (China),
5.50%, 04/21/2025(b)	204,000	79,550
6.05%, 10/13/2025(b)	200,000	75,462
Country Garden Holdings Co. Ltd. (China),
4.75%, 07/25/2022(b)	200,000	193,800
3.13%, 10/22/2025(b)	200,000	121,625
Essential Properties L.P., 2.95%, 07/15/2031	245,000	200,076
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	200,000	47,000
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	222,000	191,072
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(b)	200,000	43,500
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	239,000	206,735
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	200,000	143,761
		1,302,581
Regional Banks–1.74%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	35,000	32,016
5.64%, 05/21/2037(c)	301,000	306,937
Series G, 4.00%(c)(d)	290,000	243,157
Fifth Third Bancorp,
2.55%, 05/05/2027	209,000	196,359
4.34%, 04/25/2033(c)	225,000	222,771
Huntington Bancshares, Inc., 2.49%, 08/15/2036(c)	210,000	170,517
KeyCorp, 4.79%, 06/01/2033(c)	142,000	143,918
M&T Bank Corp., 3.50%(c)(d)	227,000	186,991
PNC Financial Services Group, Inc. (The), Series U, 6.00%(c)(d)	399,000	401,494
SVB Financial Group,
Series C, 4.00%(c)(d)	603,000	492,199
Series D, 4.25%(c)(d)	582,000	461,471
Series E, 4.70%(c)(d)	351,000	289,117
Synovus Financial Corp., 3.13%, 11/01/2022	309,000	309,372
		3,456,319
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Reinsurance–0.81%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	$1,051,000	$984,885
3.13%, 06/15/2031(b)	179,000	151,552
4.70%, 10/15/2051(b)(c)	549,000	466,602
		1,603,039
Renewable Electricity–0.14%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	298,000	281,983
Research & Consulting Services–0.04%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	87,000	79,277
Residential REITs–0.68%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	65,000	53,826
3.63%, 04/15/2032	267,000	243,872
3.38%, 07/15/2051	64,000	46,742
4.30%, 04/15/2052	133,000	113,865
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	91,000	79,634
2.70%, 01/15/2034	253,000	205,000
Mid-America Apartments L.P., 2.88%, 09/15/2051	63,000	45,636
Spirit Realty L.P.,
3.40%, 01/15/2030	511,000	460,900
2.70%, 02/15/2032	55,000	45,684
Sun Communities Operating L.P., 2.70%, 07/15/2031	63,000	53,332
		1,348,491
Restaurants–0.43%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	380,000	335,540
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	87,035
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	285,000	280,534
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	91,000	81,670
Starbucks Corp., 3.00%, 02/14/2032	77,000	68,898
		853,677
Retail REITs–0.64%
Agree L.P., 2.60%, 06/15/2033	221,000	182,683
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	259,000	243,690
2.50%, 08/16/2031	151,000	124,282
Kimco Realty Corp., 2.25%, 12/01/2031	13,000	10,858
Kite Realty Group Trust, 4.75%, 09/15/2030	215,000	210,503
National Retail Properties, Inc., 3.50%, 04/15/2051	252,000	196,022
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	42,000	41,719
Regency Centers L.P., 4.13%, 03/15/2028	267,000	264,181
		1,273,938
	Principal Amount	Value
Semiconductor Equipment–0.06%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	$88,000	$83,811
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	35,000	32,417
		116,228
Semiconductors–1.50%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	10,000	8,300
4.30%, 11/15/2032	417,000	393,355
3.47%, 04/15/2034(b)	662,000	564,763
3.14%, 11/15/2035(b)	429,000	350,740
3.19%, 11/15/2036(b)	608,000	488,225
Marvell Technology, Inc., 2.95%, 04/15/2031	22,000	18,958
Micron Technology, Inc.,
4.98%, 02/06/2026	243,000	251,006
4.19%, 02/15/2027	638,000	639,166
2.70%, 04/15/2032	201,000	168,311
3.37%, 11/01/2041	103,000	80,384
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	10,978
		2,974,186
Soft Drinks–0.24%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	545,000	482,151
Sovereign Debt–2.00%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	195,360
China Government International Bond (China), 2.50%, 10/26/2051(b)	504,000	389,356
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	215,000	169,998
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(b)	279,000	231,683
5.88%, 02/16/2031(b)	262,000	198,462
7.50%, 02/16/2061(b)	306,000	207,410
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	258,000	214,651
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	277,000	210,739
Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	247,000	217,406
4.40%, 02/12/2052	394,000	325,294
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	230,000	160,419
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	200,000	206,251
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	272,000	227,063
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	385,000	338,159
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
UAE International Government Bond (United Arab Emirates),
2.88%, 10/19/2041(b)	$247,000	$207,660
3.25%, 10/19/2061(b)	306,000	249,610
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	224,068
		3,973,589
Specialized Consumer Services–0.12%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	181,000	153,342
Terminix Co. LLC (The), 7.45%, 08/15/2027	75,000	84,898
		238,240
Specialized Finance–0.45%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	681,485
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	240,000	215,418
		896,903
Specialized REITs–1.19%
American Tower Corp.,
2.70%, 04/15/2031	499,000	423,923
4.05%, 03/15/2032	141,000	132,963
3.10%, 06/15/2050	451,000	326,450
2.95%, 01/15/2051	208,000	146,620
Crown Castle International Corp., 2.50%, 07/15/2031	221,000	186,606
EPR Properties,
4.75%, 12/15/2026	96,000	94,067
3.60%, 11/15/2031	200,000	168,393
Equinix, Inc., 3.90%, 04/15/2032	280,000	265,210
Extra Space Storage L.P.,
3.90%, 04/01/2029	29,000	27,853
2.55%, 06/01/2031	216,000	184,285
2.35%, 03/15/2032	168,000	138,155
Life Storage L.P., 2.40%, 10/15/2031	265,000	218,146
SBA Communications Corp., 3.88%, 02/15/2027	43,000	42,099
		2,354,770
Specialty Chemicals–0.69%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)	510,000	451,202
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	87,000	80,649
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	324,336
5.50%, 03/18/2031	591,000	516,413
		1,372,600
Steel–0.04%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	90,000	80,262
Systems Software–0.52%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	259,000	246,058
	Principal Amount	Value
Systems Software–(continued)
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	$373,000	$339,503
Oracle Corp., 3.60%, 04/01/2050	588,000	426,104
VMware, Inc., 2.20%, 08/15/2031	13,000	10,571
		1,022,236
Technology Distributors–0.20%
Avnet, Inc., 4.63%, 04/15/2026	392,000	395,107
Technology Hardware, Storage & Peripherals–0.16%
Apple, Inc., 2.65%, 05/11/2050	411,000	321,255
Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	21,501
Trading Companies & Distributors–0.87%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,174,037
Air Lease Corp., 3.00%, 09/15/2023	332,000	329,277
Aircastle Ltd., 5.00%, 04/01/2023	85,000	85,884
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	160,000	137,828
		1,727,026
Trucking–2.02%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	652,000	636,699
3.50%, 11/01/2027(b)	1,127,000	1,039,734
Ryder System, Inc., 4.30%, 06/15/2027	146,000	145,858
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	474,038
4.13%, 07/15/2023(b)	552,000	551,765
1.90%, 10/15/2026(b)	205,000	176,401
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	487,000	441,463
3.15%, 06/15/2031(b)	252,000	214,115
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	364,000	329,893
		4,009,966
Wireless Telecommunication Services–2.76%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)	323,000	307,561
Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(b)	167,000	139,272
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	292,000	271,701
Sprint Capital Corp., 8.75%, 03/15/2032	53,000	68,916
Sprint Corp.,
7.63%, 02/15/2025	67,000	72,590
7.63%, 03/01/2026	50,000	55,399
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	541,500	545,198
5.15%, 03/20/2028(b)	1,587,000	1,639,034
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	$191,000	$179,269
2.63%, 04/15/2026	219,000	207,037
4.75%, 02/01/2028	168,000	168,742
3.38%, 04/15/2029	137,000	127,126
3.50%, 04/15/2031	175,000	160,016
2.70%, 03/15/2032(b)	22,000	19,039
4.50%, 04/15/2050	260,000	242,407
3.40%, 10/15/2052(b)	749,000	583,502
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	131,000	116,402
4.13%, 06/04/2081(c)	328,000	271,379
5.13%, 06/04/2081(c)	214,000	166,546
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	200,000	139,537
		5,480,673
Total U.S. Dollar Denominated Bonds & Notes (Cost $192,271,220)		175,193,005
	Shares
Preferred Stocks–5.27%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	30,014
Diversified Banks–2.83%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	915,000	930,776
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	452,680
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	881,771
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	337,401
JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	499,000	490,146
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,523,864
		5,616,638
Investment Banking & Brokerage–1.74%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	332,000	264,905
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	495,000	460,977
Morgan Stanley, 7.13%, Series E, Pfd.(c)	62,725	1,670,367
Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,054,400
		3,450,649
Life & Health Insurance–0.13%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	282,000	262,400
Multi-Utilities–0.12%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	240,719
Other Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	124,000	120,569
Regional Banks–0.37%
PNC Financial Services Group, Inc. (The), 5.35% (3 mo. USD LIBOR + 4.07%), Series P, Pfd.(e)	28,950	724,619
Total Preferred Stocks (Cost $10,566,524)		10,445,608
	Principal Amount		Value
U.S. Treasury Securities–3.16%
U.S. Treasury Bills–0.11%
0.94% - 1.06%, 09/15/2022(i)(j)		$52,000	$51,822
1.45% - 1.46%, 11/17/2022(i)(j)		168,000	166,833
			218,655
U.S. Treasury Bonds–0.76%
3.25%, 05/15/2042		619,300	617,462
2.25%, 02/15/2052		1,069,300	894,703
			1,512,165
U.S. Treasury Notes–2.29%
2.75%, 05/15/2025		401,100	401,476
2.63%, 05/31/2027		2,592,800	2,569,708
2.75%, 05/31/2029		143,700	142,566
2.88%, 05/15/2032		1,423,500	1,425,502
			4,539,252
Total U.S. Treasury Securities (Cost $6,263,978)			6,270,072

Asset-Backed Securities–0.96%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(f)		278,000	260,928
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		382,751	379,970
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		312,435	299,262
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		208,600	175,637
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		208,600	170,578
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		641,525	615,953
Total Asset-Backed Securities (Cost $2,039,900)			1,902,328

Municipal Obligations–0.32%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		145,000	139,070
Series 2022, RB, 4.35%, 06/01/2041		110,000	103,789
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		195,000	152,836
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		295,000	233,438
Total Municipal Obligations (Cost $745,000)			629,133
Non-U.S. Dollar Denominated Bonds & Notes–0.24%(k)
Movies & Entertainment–0.18%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	363,097
Sovereign Debt–0.06%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	300,000	116,666
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $723,253)			479,763
	Shares
Money Market Funds–0.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(l)(m)		103,002	103,002
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(l)(m)	93,027	$93,017
Invesco Treasury Portfolio, Institutional Class, 0.54%(l)(m)	117,716	117,716
Total Money Market Funds (Cost $313,722)		313,735

Options Purchased–0.01%
(Cost $137,697)(n)		14,525
TOTAL INVESTMENTS IN SECURITIES–98.43% (Cost $213,061,294)		195,248,169
OTHER ASSETS LESS LIABILITIES—1.57%		3,123,843
NET ASSETS–100.00%		$198,372,012
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $80,026,837, which represented 40.34% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$503,687	$3,402,611	$(3,803,296)	$-	$-	$103,002	$136
Invesco Liquid Assets Portfolio, Institutional Class	413,476	2,430,437	(2,750,929)	20	13	93,017	237
Invesco Treasury Portfolio, Institutional Class	575,642	3,888,698	(4,346,624)	-	-	117,716	246
Total	$1,492,805	$9,721,746	$(10,900,849)	$20	$13	$313,735	$619

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(n)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/16/2022	7	USD	4,675.00	USD	3,272,500	$14,525

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/16/2022	5	USD	4,775.00	USD	2,387,500	$(5,700)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	16	September-2022	$3,377,625	$6,750	$6,750
U.S. Treasury 5 Year Notes	42	September-2022	4,744,031	(10,707)	(10,707)
U.S. Treasury 10 Year Notes	102	September-2022	12,184,219	(68,752)	(68,752)
U.S. Treasury Long Bonds	44	September-2022	6,135,250	(70,125)	(70,125)
Subtotal—Long Futures Contracts				(142,834)	(142,834)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	92	September-2022	(11,820,563)	84,708	84,708
U.S. Treasury Ultra Bonds	4	September-2022	(623,000)	12,010	12,010
Subtotal—Short Futures Contracts				96,718	96,718
Total Futures Contracts				$(46,116)	$(46,116)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2022	Citibank, N.A.	EUR	90,000	USD	95,601	$(1,421)
08/17/2022	State Street Bank & Trust Co.	EUR	776,000	USD	824,116	(12,425)
Total Forward Foreign Currency Contracts						$(13,846)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$172,680,360	$2,512,645	$175,193,005
Preferred Stocks	5,973,250	4,472,358	—	10,445,608
U.S. Treasury Securities	—	6,270,072	—	6,270,072
Asset-Backed Securities	—	1,641,400	260,928	1,902,328
Municipal Obligations	—	629,133	—	629,133
Non-U.S. Dollar Denominated Bonds & Notes	—	479,763	—	479,763
Money Market Funds	313,735	—	—	313,735
Options Purchased	14,525	—	—	14,525
Total Investments in Securities	6,301,510	186,173,086	2,773,573	195,248,169
Other Investments - Assets*
Futures Contracts	103,468	—	—	103,468
Other Investments - Liabilities*
Futures Contracts	(149,584)	—	—	(149,584)
Forward Foreign Currency Contracts	—	(13,846)	—	(13,846)
Options Written	(5,700)	—	—	(5,700)
	(155,284)	(13,846)	—	(169,130)
Total Other Investments	(51,816)	(13,846)	—	(65,662)
Total Investments	$6,249,694	$186,159,240	$2,773,573	$195,182,507

*	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:
	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
U.S. Dollar Denominated Bonds & Notes	$1,015,405	$1,600,000	$—	$—	$—	$(102,760)	$—	$—	$2,512,645
Asset-Backed Securities	277,393	—	—	—	—	(16,465)	—	—	260,928
Total	$1,292,798	$1,600,000	$—	$—	$—	$(119,225)	$—	$—	$2,773,573
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Bond Fund